RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Disclosure of transactions between related parties	he following table summarizes revenues the company has earned from transactions with related parties for the three and six month periods ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Revenues (1)	$47	$54	$91	$81
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(1)The company provides construction services to affiliates of Brookfield.
The following table summarizes balances with related parties as at June 30, 2025 and December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Accounts and other receivable, net	$1,419	$1,431
Accounts payable and other	545	473
Non-recourse borrowings in subsidiaries of the company	39	44